Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities recognized on balance sheet
Amounts due to banks	$ 17,400	$ 11,700
Payables from securities financing transactions	5,800	4,400
Cash collateral payables on derivative instruments	34,900	36,400
Customer deposits	561,800	529,000
Funding from UBS Group AG measured at amortized cost	86,100	72,300
Debt issued measured at amortized cost	73,600	62,800
Other financial liabilities measured at amortized cost	9,400	9,200
of which: lease liabilities	3,300	3,700
Total financial liabilities measured at amortized cost	789,100	725,800
Financial liabilities at fair value held for trading	31,712	29,515
Derivative financial instruments	140,707	154,906
Brokerage payables designated at fair value	42,300	45,100
Debt issued designated at fair value	93,000	76,800
Other financial liabilities designated at fair value	30,800	34,800
Total financial liabilities measured at fair value through profit or loss	338,400	341,100
Total financial liabilities, undiscounted cash flows	1,127,500	1,066,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	44,000	40,000
Guarantees	33,400	22,400
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	10,400	3,800
Irrevocable committed prolongation of existing loans	4,200	4,700
Total	91,900	70,900
Trading portfolio liabilities contractually due within one month	29,900	27,800
Trading portfolio liabilities contractually due between one month and one year	1,800	1,700
Trading portfolio liabilities contractually due between 1 and 5 years	0	0
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	52	46
Notional amounts of derivatives	65,200	34,400
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks	6,200	6,300
Payables from securities financing transactions	4,000	3,300
Cash collateral payables on derivative instruments	34,900	36,400
Customer deposits	433,500	464,600
Funding from UBS Group AG measured at amortized cost	2,800	2,200
Debt issued measured at amortized cost	6,400	4,600
Other financial liabilities measured at amortized cost	6,200	5,600
of which: lease liabilities	0	100
Total financial liabilities measured at amortized cost	494,100	523,100
Financial liabilities at fair value held for trading	31,700	29,500
Derivative financial instruments	140,700	154,900
Brokerage payables designated at fair value	42,300	45,100
Debt issued designated at fair value	13,100	9,400
Other financial liabilities designated at fair value	22,100	27,100
Total financial liabilities measured at fair value through profit or loss	249,900	266,000
Total financial liabilities, undiscounted cash flows	744,000	789,200
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	43,000	39,300
Guarantees	33,400	22,400
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	10,400	3,800
Irrevocable committed prolongation of existing loans	2,000	4,700
Total	88,800	70,100
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks	2,600	2,600
Payables from securities financing transactions	1,100	300
Customer deposits	49,700	28,800
Funding from UBS Group AG measured at amortized cost	1,700	600
Debt issued measured at amortized cost	11,900	8,900
Other financial liabilities measured at amortized cost	100	100
of which: lease liabilities	100	100
Total financial liabilities measured at amortized cost	67,000	41,200
Debt issued designated at fair value	11,800	12,400
Other financial liabilities designated at fair value	100	1,400
Total financial liabilities measured at fair value through profit or loss	11,900	13,800
Total financial liabilities, undiscounted cash flows	78,900	55,000
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	500	300
Irrevocable committed prolongation of existing loans	800
Total	1,400	300
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks	3,900	1,900
Payables from securities financing transactions	700	400
Customer deposits	51,600	24,500
Funding from UBS Group AG measured at amortized cost	1,700	1,200
Debt issued measured at amortized cost	27,400	23,700
Other financial liabilities measured at amortized cost	400	400
of which: lease liabilities	400	400
Total financial liabilities measured at amortized cost	85,700	52,200
Debt issued designated at fair value	22,500	16,000
Other financial liabilities designated at fair value	800	400
Total financial liabilities measured at fair value through profit or loss	23,300	16,400
Total financial liabilities, undiscounted cash flows	109,000	68,600
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	400	400
Irrevocable committed prolongation of existing loans	1,300
Total	1,800	400
Due between 1 and 2 years
Financial liabilities recognized on balance sheet
Amounts due to banks	300	300
Payables from securities financing transactions		300
Customer deposits	16,900	8,200
Funding from UBS Group AG measured at amortized cost	11,000	6,800
Debt issued measured at amortized cost	7,000	7,800
Other financial liabilities measured at amortized cost	500	500
of which: lease liabilities	500	500
Total financial liabilities measured at amortized cost	35,600	24,000
Debt issued designated at fair value	25,700	19,700
Other financial liabilities designated at fair value	300	400
Total financial liabilities measured at fair value through profit or loss	26,000	20,000
Total financial liabilities, undiscounted cash flows	61,600	44,000
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0	0
Irrevocable committed prolongation of existing loans	0
Total	0	0
Due between 2 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks	4,400	600
Customer deposits	9,800	2,600
Funding from UBS Group AG measured at amortized cost	31,900	27,600
Debt issued measured at amortized cost	12,800	10,800
Other financial liabilities measured at amortized cost	1,100	1,200
of which: lease liabilities	1,100	1,200
Total financial liabilities measured at amortized cost	60,100	42,800
Debt issued designated at fair value	8,100	7,100
Other financial liabilities designated at fair value	300	500
Total financial liabilities measured at fair value through profit or loss	8,400	7,500
Total financial liabilities, undiscounted cash flows	68,500	50,300
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0
Irrevocable committed prolongation of existing loans	0
Total	0
Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks	0	0
Payables from securities financing transactions		0
Customer deposits	300	300
Funding from UBS Group AG measured at amortized cost	24,100	21,200
Debt issued measured at amortized cost	8,100	6,900
Other financial liabilities measured at amortized cost	1,100	1,300
of which: lease liabilities	1,100	1,300
Total financial liabilities measured at amortized cost	33,600	29,800
Debt issued designated at fair value	11,800	12,300
Other financial liabilities designated at fair value	7,200	5,000
Total financial liabilities measured at fair value through profit or loss	19,000	17,300
Total financial liabilities, undiscounted cash flows	52,600	47,100
Perpetual / Not applicable
Financial liabilities recognized on balance sheet
Funding from UBS Group AG measured at amortized cost	12,900	12,700
Total financial liabilities measured at amortized cost	12,900	12,700
Total financial liabilities, undiscounted cash flows	$ 12,900	$ 12,700